Chou America Mutual Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

May 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Chou America Mutual Funds (the “Registrant”)
File No.: 333-165300/811-22394
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Chou Opportunity Fund and Chou Income Fund, dated May 1, 2014, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 30, 2014 (accession number 0001435109-14-000278).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2030 or megan.koehler@atlanticfundservices.com.

Sincerely,

/s/ Megan Hadley Koehler
Megan Hadley Koehler
Secretary to the Registrant